Schedule Of latest repayment (Details) $ in Thousands	12 Months Ended
Sep. 30, 2025 USD ($)
Notes and other explanatory information [abstract]
2026	$ 132
2027	132
2028	132
2029	132
2030	132
2031	$ 132